Other Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Trade And Other Payables Text Block Abstract
Schedule of other accounts payable
	June 30, 2022	December 31, 2021

Employees’ salaries and related liabilities	545	614
Accrued expenses	546	82
Other	23	29
Total	1,114	725